Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended						9 Months Ended	12 Months Ended
	Dec. 17, 2021	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 9,520						$ 9,520	$ 148,349
Investments held in trust		13,713,477						13,713,477	24,376,178	$ 229,792,494
Expenses payable on dissolution		100,000						100,000	100,000
Accretion of Class A ordinary shares subject to redemption value		179,258	$ 173,957	$ 309,906	$ 1,198,052	$ 2,685,418	$ 2,328,946		6,501,789	2,442,494
Offering cost		26,958,716						26,958,716
Other Offering Costs								977,966
Unrecognized tax benefits
Accrued interest and penalties
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)								20,600,000	20,600,000
Cash insured with federal depository insurance corporation		250,000						$ 250,000	$ 250,000
Cash		9,520						9,520	148,349	461,914
Investments held in the trust account									24,376,178	229,792,494
Deferred underwriting fee payable										$ (6,557,250)
Cash Underwriting Fees [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost		4,500,000						4,500,000
Deferred Underwriting [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost		7,875,000						7,875,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Temporary Equity, Shares Outstanding (in Shares)									2,246,910	22,500,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Accretion of Class A ordinary shares subject to redemption value									$ 6,501,789
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Excess Fair Value of Founder Shares Attributable to Anchor Investors	$ 13,605,750							13,605,750
Other Offering Costs	977,966							977,966
Issuance costs allocated to Class A ordinary shares								24,864,388
Offering costs reduction of permanent equity		$ 2,094,328						2,094,328
Transaction costs	26,958,716							26,958,716
Cash Underwriting Fees	4,500,000							4,500,000
Deferred underwriting fee payable	$ 7,875,000							$ 7,875,000
IPO [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Stock shares issued during the period for services value (in Shares)	22,500,000							22,500,000
Temporary Equity, Shares Outstanding (in Shares)		1,214,913						1,214,913	2,246,910
Issuance costs allocated to Class A ordinary shares	$ 24,864,388
Adjustments to additional paid in capital stock issued issuance costs	$ 2,094,328